FEDERATED TOTAL RETURN SERIES, INC.

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

March 31, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:  FEDERATED TOTAL RETURN SERIES, INC. (the “Registrant”)

       Federated Total Return Bond Fund (the “Fund”)

         Class T Shares

     1933 Act File No. 33-50773

     1940 Act File No. 811-7115

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated March 30, 2017, that would have been filed under Rule 497(c), does not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 83 on March 28, 2017.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary